Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Liability			$ 784,999
Asset impairment charge			287,587
Write down of inventory			$ 645,351
Decrease in deferred tax assets	$ 70,000,000			$ 31,876,520
Federal income tax rate	21.00%	35.00%	21.00%	35.00%
Empire State Pharmacy
Asset impairment charge			$ 188,069
Grainland Pharmacy assets
Asset impairment charge			$ 99,519
Computers and technological assets [Member]
Estimated useful lives			3-5 years
Machinery and Equipment [Member]
Estimated useful lives			3-5 years
Furniture and Fixtures [Member]
Estimated useful lives			3-7 years